N-2	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001806347
Amendment Flag	false
Document Type	S-1
Entity Registrant Name	WESTROCK COFFEE COMPANY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false